Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Geneva SMID Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GCSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Geneva SMID Cap Growth Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.genevacap.com/mutualfund. You can also request this information by contacting us at 1-855-213-2973.
Additional Information Phone Number	1-855-213-2973
Additional Information Website	https://www.genevacap.com/mutualfund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$42	0.85%
[1]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.genevacap.com/mutualfund for more recent performance information.
Net Assets	$ 40,786,877
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$40,786,877
Number of Holdings	36
Portfolio Turnover	5%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
ExlService Holdings, Inc.	5.1%
Axon Enterprise, Inc.	4.9%
Tyler Technologies, Inc.	4.4%
RBC Bearings, Inc.	4.3%
Copart, Inc.	4.0%
Fair Isaac Corp.	3.8%
Exponent, Inc.	3.8%
Watsco, Inc.	3.7%
Rollins, Inc.	3.5%
Ryan Specialty Holdings, Inc.	3.5%

Industry	(% of net assets)
Software	10.6%
Professional Business Support Services	8.9%
Consumer Services Misc.	7.5%
Building Climate Control	6.8%
Medical Equipment	5.7%
Defense	4.9%
Metal Fabricating	4.3%
Production Technology Equipment	3.8%
Engineering and Contracting Services	3.8%
Cash & Other	43.7%

Updated Prospectus Web Address	https://www.genevacap.com/mutualfund

[1]
*	Annualized